SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS (Details) - Ensysce Biosciences, Inc [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	124.00%	124.00%	105.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.27%	2.21%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		1.52%	2.56%
Stock price	$ 0.17	$ 0.17	$ 0.17
Expected term (years)	5 years 9 months 18 days	5 years 9 months 18 days	5 years
Exercise price	$ 0.22
Risk-free interest rate	1.52%